Employee Future Benefits - Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans (Parenthetical) (Detail) - Standard Life Plc [Member] - Defined Benefit Plans Provision [Member]
$ in Millions
12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of defined benefit plans [Line Items]
Past service cost amendments	$ 8
Past service cost - curtailments	$ 22